GODFREY & KAHN, S.C.
Attorneys at Law
780 North Water Street
Milwaukee, Wisconsin 53202
Telephone No.: (414) 273-3500
Fax No.: (414) 273-5198

January 8, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Baird Funds, Inc. Securities Act Registration No. 333-40128; Investment Company Act No. 811-09997

Ladies and Gentlemen:

       On behalf of Baird Funds, Inc. (the "Company"), in lieu of filing the form of Prospectus for the Baird Intermediate Bond Fund, the Baird Aggregate Bond Fund, the Baird Intermediate Municipal Bond Fund and the Baird Core Plus Bond Fund and the Statement of Additional Information for the above-referenced Funds and the Baird Short-Term Bond Fund pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and the Statement of Additional Information contained in the most recent amendment to the Company's Registration Statement (i.e., Post-Effective Amendment No. 8 to the Company's Registration Statement on Form N-1A). Post-Effective Amendment No. 8 was filed electronically via EDGAR on January 6, 2003 (with an effective date of January 7, 2003).

       If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

Godfrey & Kahn, S.C.

/s/ Ellen Drought

Ellen Drought
cc:	Brett Meili Lisa Kollmeyer Christine Gray Carol A. Gehl Pam Krill